Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
5.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Furniture and equipment	$572,459	$535,183
Leasehold improvements	42,564	42,564
Processing equipment	995,815	988,716
Less: accumulated depreciation and amortization	(1,502,304)	(1,318,639)

Property and equipment	$108,534	$247,824